Basis of Presentation and General Information (Details Narrative) $ in Thousands	3 Months Ended	7 Months Ended	10 Months Ended	11 Months Ended
	Mar. 27, 2019 USD ($) shares	Aug. 14, 2021	Oct. 20, 2021 USD ($)	Nov. 27, 2018	Dec. 31, 2021	Oct. 20, 2021 EUR (€)
Property, Plant and Equipment [Line Items]
Number of vessels					21
Reverse unit split, description	one for seven reverse unit split
CPLP Shipping Holding PLC [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation		Aug. 14, 2021
Ownership percentage of Partnership		100.00%
CPLP Shipping Holding PLC [Member] | Unsecured Bonds [Member]
Property, Plant and Equipment [Line Items]
Issuance date			Oct. 20, 2021
Face amount at issuance date			$ 170,862			€ 150,000,000
Name of Stock Exchange			Athens Stock Exchange
Maturity date			October 2026
Fixed interest rate of coupon bond			2.65%
Repayment frequency			semi-annually
Number of vessels partially financed			3			3
Transaction agreement with DSS Holdings L.P. [Member]
Property, Plant and Equipment [Line Items]
Date of transaction agreement				Nov. 27, 2018
Closing date of Transaction agreement	Mar. 27, 2019
Transaction agreement with DSS Holdings L.P. [Member] | DSS Loan [Member]
Property, Plant and Equipment [Line Items]
Expiration period of line of credit	5 years
Credit facility, maximum borrowing capacity	$ 360,000
Transaction agreement with DSS Holdings L.P. [Member] | Athena renamed to Diamond S [Member]
Property, Plant and Equipment [Line Items]
Partnership contribution of the Crude and Product tanker business	the Partnership agreed to contribute to Athena the Crude and Product tanker business, associated inventories, $10,000 in cash plus prorated charter hire and net payments received from February 20, 2019 onwards with specific arrangements relating to the funding of working capital
Cash received	$ 10,000
Shares to be distributed | shares	12,725,000
Neo Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					11
Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					3
Capesize Bulk Carrier [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					1
X-DF Liquefied Natural Gas Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					6